CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (DEFICIT) - USD ($)	Total	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-In Capital	Retained Earnings (Accumulated Deficit)	Stockholders Deficit SOBR Safe Inc [Member]	Noncontrolling Interest	Treasury Stock
Balance, shares at Dec. 31, 2020			8,640,678
Balance, amount at Dec. 31, 2020	$ 3,039,484	$ 0	$ 86	$ 52,694,148	$ (49,601,220)	$ 3,093,014	$ (53,530)	$ 0
Common stock issued to settle dividends - Series A-1 Convertible Preferred stock, shares			14,390
Common stock issued to settle dividends - Series A-1 Convertible Preferred stock, amount	107,880	0	$ 0	107,880	0	107,880	0	0
Common stock issued for facility lease, shares			5,333
Common stock issued for facility lease, amount	49,600	0	$ 0	49,600	0	49,600	0	0
Common stock issued to settle common stock subscriptions payable, shares			34,806
Common stock issued to settle common stock subscriptions payable, amount	145,805	0	$ 1	145,804	0	145,805	0	0
Common stock issued upon exercise of stock warrants, shares			58,980
Common stock issued upon exercise of stock warrants, amount	88,470	0	$ 1	88,469	0	88,470	0	0
Common stock issued upon exercise of stock options, shares			24,368
Common stock issued upon exercise of stock options, amount	19,258	0	$ 0	19,258	0	19,258	0	0
Paid-in capital - fair value of stock options and restricted stock units vested	1,087,318	0	0	1,087,318	0	1,087,318	0	0
Paid-in capital - relative fair value of stock warrants granted	1,939,756	0	0	1,939,756	0	1,939,756	0	0
Paid-in capital - beneficial conversion feature	909,214	0	0	909,214	0	909,214	0	0
Net loss	(7,870,378)	0	$ 0	0	(7,870,272)	(7,870,272)	(106)	0
Deemed dividends related to underwritten public offering warrants down round provision	0
Balance, shares at Dec. 31, 2021			8,778,555
Balance, amount at Dec. 31, 2021	(483,593)	0	$ 88	57,041,447	(57,471,492)	(429,957)	(53,636)	0
Common stock issued upon exercise of stock options, shares			48,106
Common stock issued upon exercise of stock options, amount	38,015	0	$ 0	38,015	0	38,015	0	0
Paid-in capital - fair value of stock options and restricted stock units vested	3,008,395	0	0	3,008,395	0	3,008,395	0	0
Paid-in capital - relative fair value of stock warrants granted	864,000	0	0	864,000	0	864,000	0	0
Net loss	(12,354,930)	0	$ 0	0	(12,354,913)	(12,354,913)	(17)	0
Common stock issued for restricted stock units vested, shares			191,919
Common stock issued for restricted stock units vested, amount	2	0	$ 2	0	0	2	0	0
Common stock issued for convertible debt, shares			7,917
Common stock issued for convertible debt, amount	47,500	$ 0	$ 0	47,500	0	47,500	0	0
Common stock exchanged for convertible preferred stock, shares		3,000,000	(1,000,000)
Common stock exchanged for convertible preferred stock, amount	0	$ 30	$ (10)	(20)	0	0	0	0
Additional common stock issued upon reverse stock split, shares			1,012
Additional common stock issued upon reverse stock split, amount	0	0	$ 0	0	0	0	0	0
Common stock and warrants issued in public equity offering, net of issuance costs, shares			2,352,942
Common stock and warrants issued in public equity offering, net of issuance costs, amount	8,694,363	0	$ 24	8,694,339	0	8,694,363	0	0
Common stock and warrants issued in private equity offering, net of issuance costs, shares			1,925,677
Common stock and warrants issued in private equity offering, net of issuance costs, amount	5,121,973	0	$ 19	5,121,954	0	5,121,973	0	0
Common stock issued upon exercise of stock warrants, net of issuance costs, shares			3,775,942
Common stock issued upon exercise of stock warrants, net of issuance costs, amount	3,328,143	0	$ 38	3,328,105	0	3,328,143	0	$ 0
Purchase of treasury stock, shares								(12,329)
Purchase of treasury stock, amount	(38,015)	0	$ 0	0	0	(38,015)	0	$ (38,015)
Common stock issued for services, shares			902,500
Common stock issued for services, amount	864,500	0	$ 9	864,491	0	864,500	0	0
Deemed dividends related to underwritten public offering warrants down round provision	(5,005,857)	0	0	5,005,857	(5,005,857)	0	0	0
Deemed dividends related to Original Warrants and New Warrant down round provisions		$ 0	$ 0	3,495,583	(3,495,583)	0	0	$ 0
Balance, shares at Dec. 31, 2022		3,000,000	16,984,570					12,329
Balance, amount at Dec. 31, 2022	$ 9,090,353	$ 30	$ 170	$ 87,509,666	$ (78,327,845)	$ 9,144,006	$ (53,653)	$ (38,015)